CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 41,232	$ 56,762
Restricted cash	0	162
Short-term investments	44,395	96,857
Accounts receivable	455	0
Inventory	463	0
Other accounts receivable and prepaid expenses	6,959	11,894
Total current assets	93,504	165,675
NON-CURRENT ASSETS:
Non-current restricted cash	3,008	3,001
Other accounts receivable	2,871	3,337
Operating lease right-of-use assets	21,418	26,061
Property and equipment, net	17,099	16,939
Total non-current assets	44,396	49,338
TOTAL ASSETS	137,900	215,013
CURRENT LIABILITIES:
Short term loan	15,019	0
Trade payables	3,703	6,172
Other accounts payable and accrued expenses	14,046	11,118
Operating lease liabilities	2,411	2,748
Total current liabilities	35,179	20,038
NON-CURRENT LIABILITIES:
Deferred revenues	0	943
Warrants liability	3,400	0
Convertible promissory notes	4,806	0
Operating lease liability	16,440	18,623
Total non-current liabilities	24,646	19,566
TOTAL LIABILITIES	59,825	39,604
Commitments and Contingencies (Note 11)
SHAREHOLDERS’ EQUITY:
Ordinary shares	0	0
Additional paid-in capital	914,211	897,337
Accumulated deficit	(836,136)	(721,928)
Total shareholders’ equity	78,075	175,409
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 137,900	$ 215,013